CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (30,112)	$ (2,756)
Adjustments to reconcile net loss to net cash used in operating activities
Income from equity method investments	(39)	(225)
Stock-based compensation	1,029	1,913
Depreciation and amortization	4,060	1,114
Amortization of debt issuance costs	161	93
Provision for stock option fair value	(25)	9
Impairment charge	3,540
Gain on Paycheck Protection Program loan	(1,665)
Accretion expense	681	556
Tax impact of equity transactions	2
Change in operating assets and liabilities
Accounts receivable, net	12,667	(10,845)
Prepaid expenses	(49)	133
Right of use assets	280	48
Accounts payable and accrued liabilities	724	(920)
Due from MSAs	1,054	(1,071)
Lease liability	(750)	(500)
Income taxes	191	(846)
Other assets and liabilities	217	(76)
Net cash used in operating activities	(8,034)	(13,373)
Cash flows from investing activities
Purchase of fixed assets	(80)
Net cash paid for acquisitions	(280)	(307)
Distributions received from equity method investments	80	308
Net cash (used in) provided by investing activities	(280)	1
Cash flows from financing activities
Proceeds from exercise of stock options	4	19
Proceeds from share issuance, net	5,195	5,062
Proceeds from Paycheck Protection Program loan		1,665
Proceeds from debenture		10,360
Repayment of short-term debt		(4,100)
Net cash provided by financing activities	5,199	13,006
Decrease in cash	(3,115)	(366)
Cash at beginning of period	4,020	4,386
Cash at end of period	905	4,020
Supplemental cash flow information
Interest paid	1,451	850
Income taxes paid		16
Supplemental non-cash flow information
Purchase of equipment with finance leases	79	431
Settlement of performance share issuance liability		2,668
Settlement of acquisition share issuance liability		540
Convertible debt exercised for common shares		$ 60
Intangible assets acquired in exchange for common shares issued	$ 390